Exhibit 99.2

Remittance Dates:
September 19, 2008 through October 20, 2008

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 30, 2008 through June 29, 2009
Remittance Dates: September 19, 2008 through October 20, 2008

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 2,021,541.56	$ 2,010,075.38
2	Small General Service	$0.00574	per kWh	$ 149,255.67	$ 148,905.08
3	General Service	$0.00267	per kWh	$ 775,646.92	$ 775,139.65
4	Large General Service	$0.00159	per kWh	$ 190,078.25	$ 190,027.88
5	Large Industrial Power Service	$0.14144	per kW	$ 123,519.15	$ 123,476.30
6	Interruptible Service	$0.02812	per kW	$ 2,852.66	$ 2,852.66
7	Economic As-Available Service	$0.00034	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.01577	per kW	$ 7,878.07	$ 7,878.07
9	Street and Outdoor Lighting	$0.01836	per kWh	$ 115,258.71	$ 113,054.27
10	Total			$ 3,386,030.99	$ 3,371,409.29

11	Results of Annual Recociliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,371,409.29
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,371,409.29

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of October, 2008.

ENTERGY TEXAS, INC., as Servicer
By /s/ Jay A. Lewis
Title: VP & CFO - Utility Operations

Remittance Dates:
October 21, 2008 through November 19, 2008

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 30, 2008 through June 29, 2009
Remittance Dates: October 21, 2008 through November 19, 2008

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 1,474,066.31	$ 1,465,705.41
2	Small General Service	$0.00574	per kWh	$ 114,936.51	$ 114,666.52
3	General Service	$0.00267	per kWh	$ 622,806.06	$ 622,398.74
4	Large General Service	$0.00159	per kWh	$ 152,638.35	$ 152,597.91
5	Large Industrial Power Service	$0.14144	per kW	$ 99,384.45	$ 99,349.98
6	Interruptible Service	$0.02812	per kW	$ 2,609.76	$ 2,609.76
7	Economic As-Available Service	$0.00034	per kWh	$ 3,527.07	$ 3,527.07
8	Standby and Maintenance Service	$0.01577	per kW	$ 7,442.03	$ 7,442.03
9	Street and Outdoor Lighting	$0.01836	per kWh	$ 113,938.68	$ 111,759.48
10	Total			$ 2,591,349.22	$ 2,580,056.90

11	Results of Annual Recociliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,580,056.90
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,580,056.90

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of November, 2008.

ENTERGY TEXAS, INC., as Servicer
By /s/ Jay A. Lewis
Title: VP & CFO - Utility Operations

Remittance Dates:
November 20, 2008 through December 18, 2008

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 30, 2008 through June 29, 2009
Remittance Dates: November 20, 2008 through December 18, 2008

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 1,255,555.10	$ 1,248,433.59
2	Small General Service	$0.00574	per kWh	$ 119,300.34	$ 119,020.09
3	General Service	$0.00267	per kWh	$ 652,901.01	$ 652,474.00
4	Large General Service	$0.00159	per kWh	$ 173,874.95	$ 173,828.91
5	Large Industrial Power Service	$0.14144	per kW	$ 122,753.25	$ 122,710.64
6	Interruptible Service	$0.02812	per kW	$ 2,704.37	$ 2,704.37
7	Economic As-Available Service	$0.00034	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.01577	per kW	$ 8,514.39	$ 8,514.39
9	Street and Outdoor Lighting	$0.01836	per kWh	$ 113,241.61	$ 111,075.76
10	Total			$ 2,448,845.02	$ 2,438,761.75

11	Results of Annual Recociliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,438,761.75
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,438,761.75

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of December, 2008.

ENTERGY TEXAS, INC., as Servicer
By /s/ Jay A. Lewis
Title: VP & CFO - Utility Operations

Remittance Dates:
December 22, 2008 through January 21, 2009

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 30, 2008 through June 29, 2009
Remittance Dates: December 22, 2008 through January 21, 2009

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 1,389,716.72	$ 1,381,834.21
2	Small General Service	$0.00574	per kWh	$ 121,165.02	$ 120,880.40
3	General Service	$0.00267	per kWh	$ 608,480.56	$ 608,082.61
4	Large General Service	$0.00159	per kWh	$ 169,165.51	$ 169,120.69
5	Large Industrial Power Service	$0.14144	per kW	$ 110,516.87	$ 110,478.54
6	Interruptible Service	$0.02812	per kW	$ 2,865.96	$ 2,865.96
7	Economic As-Available Service	$0.00034	per kWh	$ 101.68	$ 101.68
8	Standby and Maintenance Service	$0.01577	per kW	$ 7,724.49	$ 7,724.49
9	Street and Outdoor Lighting	$0.01836	per kWh	$ 113,117.00	$ 110,953.53
10	Total			$ 2,522,853.81	$ 2,512,042.11

11	Results of Annual Recociliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,512,042.11
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,512,042.11

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of January, 2009.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
January 22, 2009 through February 20, 2009

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 30, 2008 through June 29, 2009
Remittance Dates: January 22, 2009 through February 20, 2009

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 1,767,414.55	$ 1,757,389.77
2	Small General Service	$0.00574	per kWh	$ 145,506.66	$ 145,164.85
3	General Service	$0.00267	per kWh	$ 666,361.32	$ 665,925.52
4	Large General Service	$0.00159	per kWh	$ 175,645.69	$ 175,599.14
5	Large Industrial Power Service	$0.14144	per kW	$ 115,914.89	$ 115,874.69
6	Interruptible Service	$0.02812	per kW	$ 2,868.97	$ 2,868.97
7	Economic As-Available Service	$0.00034	per kWh	$ 10,183.79	$ 10,183.79
8	Standby and Maintenance Service	$0.01577	per kW	$ 8,338.13	$ 8,338.13
9	Street and Outdoor Lighting	$0.01836	per kWh	$ 113,000.74	$ 110,839.48
10	Total			$ 3,005,234.74	$ 2,992,184.34

11	Results of Annual Recociliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,992,184.34
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,992,184.34

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of February, 2009.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
February 23, 2009 through March 23, 2009

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 30, 2008 through June 29, 2009
Remittance Dates: February 23, 2009 through March 23, 2009

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 1,464,523.96	$ 1,456,217.17
2	Small General Service	$0.00574	per kWh	$ 130,694.23	$ 130,387.24
3	General Service	$0.00267	per kWh	$ 602,449.95	$ 602,055.95
4	Large General Service	$0.00159	per kWh	$ 165,937.89	$ 165,893.93
5	Large Industrial Power Service	$0.14144	per kW	$ 94,971.33	$ 94,938.38
6	Interruptible Service	$0.02812	per kW	$ 3,029.53	$ 3,029.53
7	Economic As-Available Service	$0.00034	per kWh	$ 4,843.16	$ 4,843.16
8	Standby and Maintenance Service	$0.01577	per kW	$ 8,031.31	$ 8,031.31
9	Street and Outdoor Lighting	$0.01836	per kWh	$ 113,185.38	$ 111,020.60
10	Total			$ 2,587,666.74	$ 2,576,417.27

11	Results of Annual Recociliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,576,417.27
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,576,417.27

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of March, 2009.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer